CG VARIABLE ANNUITY ACCOUNTS I & II


Dear Investor:

We're pleased to provide you with this semiannual report for Connecticut General Variable Annuity Accounts I and II for the six months ended June 30, 1997.

We would also like to inform you that Lincoln National Corporation (LNC) agreed in late July to purchase CIGNA's individual life insurance and annuities businesses. We expect that transaction, which is subject to regulatory approval, to close by the end of the year. CIGNA Financial Advisors, Inc., broker-dealer for Variable Annuity Accounts I and II, is expected to be included in this transaction. Further information will be provided as it becomes available.

Following is a summary of key performance results:

For Qualified Contractholders

 .    Accumulation Unit Values for the Flexible Annuity increased 19.83% from the
     December 31, 1996 level, from $122.670 to $146.994.

 .    For all other qualified individual contracts, Accumulation Unit Values increased 20.04%, from $129.262 to $155.163.

 .    Accumulation Unit Values for Group Qualified Contracts with 50 participants or more increased 20.33% from $148.759 to $179.009 during the period from January 1, 1997 to June 30, 1997.

 .    Over the last five years (June 30, 1992 to June 30, 1997), the Unit Values for Group Qualified Contracts with 50 participants or more increased 134%.

For Non-Qualified Contractholders

 .    Accumulation Unit Values for the Flexible Annuity increased 19.83% from the
     December 31, 1996 level, from $108.183 to $129.635.

 .    For all other non-qualified individual contracts, Accumulation Unit Values increased 20.04%, from $114.738 to $137.728.

 .    Accumulation Unit Values for Group Non-Qualified Contracts increased 20.33%
     from $132.033 to $158.881 during the period from January 1, 1997 to June
     30, 1997.

 .    Over the last five years (June 30, 1992 to June 30, 1997), the Unit Values for Group Non-Qualified Contracts increased 134%.

In addition to the financial statements for your annuity contracts, this report includes the financial statements and a list of holdings for the CIGNA Variable Products S&P 500 Index Fund, the mutual fund supporting Variable Annuity Accounts I & II.

Thank you for letting us serve your investment needs. We look forward to our continuing relationship in the coming years.

/s/ Thomas C. Jones

Thomas C. Jones
President,
CIGNA Individual Insurance

/s/ Byron D. Oliver

Byron D. Oliver
President,
CIGNA Retirement & Investment Services

CG VARIABLE ANNUITY ACCOUNT I

Statement of
Assets and Liabilities

Unaudited
June 30, 1997

ASSETS:
  Investment in CIGNA Variable Products S&P 500 Index Fund
    at net asset value, 4,814,295 shares at $14.94 per
    share (cost $50,704,254; unrealized appreciation $21,221,318)    $71,925,572

  Receivable from Connecticut General Life Insurance Company             440,225
                                                                     -----------
       Total assets                                                   72,365,797
                                                                     -----------
LIABILITIES:
       Total liabilities                                                  --
                                                                     -----------

NET ASSETS                                                           $72,365,797
                                                                     ===========
NET ASSETS REPRESENTED BY:
                                         Accumulation      Unit
                                            Units         Value
                                         ------------  ------------
Group contracts:
  50 participants or more                    228,373   $  179.00     $40,880,810
  Less than 50 participants                   35,800      166.60       5,964,567
  Tax deferred annuity contract issued
    after May 1, 1976                         94,604      146.73      13,881,528

Individual contracts:
  Variable annuity contracts                  17,859      155.16       2,771,098
  Flexible annuity contracts                  16,629      146.99       2,444,427

Reserve for variable annuity contracts
  in distribution period                                               6,423,367
                                                                     -----------

                                                                     $72,365,797
                                                                     ===========

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT I

Statement of
Changes in Net Assets

Unaudited
Six months ended June 30, 1997


FROM OPERATIONS:
Investment loss -- net                                              $   (93,340)
Realized gain on investments -- net                                     455,308
Change in unrealized appreciation on investments -- net              10,365,992
                                                                    -----------

Increase in net assets resulting from operations                     10,727,960
                                                                    -----------
FROM UNIT TRANSACTIONS:

Participant contributions -- net                                        355,058
Amount transferred out of Account -- net                               (170,295)
Withdrawal of funds on terminated contracts -- net                     (949,526)
Annuity benefit distributions                                          (304,510)
Mortality guarantee adjustment                                          (98,857)
Equalization adjustment                                                    (795)
                                                                    -----------

Decrease in net assets derived from unit transactions                (1,168,925)
                                                                    -----------

INCREASE IN NET ASSETS                                                9,559,035

NET ASSETS:

Beginning of period                                                  62,806,762
                                                                    -----------
End of period                                                       $72,365,797
                                                                    ===========

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT I

Statement of
Operations


Unaudited
Six months ended June 30, 1997

INVESTMENT LOSS:
  Dividends                                                      $    --
  Expenses:
    Mortality and expense risk                                        93,340
                                                                 -----------
  Investment Loss -- Net                                             (93,340)
                                                                 -----------
REALIZED GAIN ON INVESTMENTS:
  Proceeds from sale of shares                                     3,858,875
  Cost of shares sold                                              3,403,567
                                                                 -----------
  Realized gain from security
    transactions -- net                                              455,308
  Capital gains distribution                                           --
                                                                 -----------
  Realized Gain on
    Investments -- Net                                               455,308
                                                                 -----------
UNREALIZED APPRECIATION ON INVESTMENTS:
  Beginning of period                                             10,855,326
  End of period                                                   21,221,318
                                                                 -----------
  Change in Unrealized Appreciation
    on Investments -- Net                                         10,365,992
                                                                 -----------
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                        $10,727,960
                                                                 ===========
RATIO OF NET INVESTMENT LOSS TO AVERAGE
NET ASSETS                                                           (.138%)

NUMBER OF ACCUMULATION UNITS OUTSTANDING
AT END OF PERIOD                                                    393,265

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT I

Notes to
Financial Statements
(Unaudited)

The Account is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). These financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding fair market value and reserve assumptions, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements.

1. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

   A. The investment in CIGNA Variable Products S&P 500 Index Fund (Fund) shares is valued at the closing net asset value per share as determined by the Fund on June 30, 1997. The Fund was organized by CG Life in 1968.

   B. The amount of the reserve for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by CG Life, are offset by transfers to or from CG Life.

   C. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and income is recorded on the ex-dividend date. Cost of investments sold is determined on the basis of the last-in, first-out method.

   D. The operations of the Account are included in, and taxed as part of, CG Life's tax return, which is taxed as a life insurance company. Under Internal Revenue Code Section 817 there is no taxable income attributable to the Account.

2. Under the terms of the annuity contracts, the Individual participant can elect either a fixed or variable annuity benefit at retirement. The Group participant can elect either a fixed or variable annuity benefit during the accumulation phase and at retirement. The assets providing for the variable annuity benefit will be invested in the Fund, and the fixed annuity contract will be purchased from the Account's sponsor, CG Life.


                                                              Six Months Ended
                                                                 June 30, 1997
                                                              ----------------
Transfers to CG Life for
purchase of fixed annuity
contracts during accumulation
phase (included in net amount
transferred out of Account)                                           $324,779

Transfers from CG Life for
purchase of variable annuity
contracts during accumulation
phase (included in net amount
transferred out of Account)                                           $154,484

Transfers from accumulation
period to distribution period                                         $ 55,415

3. The cost of investments represents the accumulated cost of Fund shares purchased by the Account at net asset value with net participant contributions received and from reinvestment of all distributions made by the Fund.

4. Participant contributions are net of premium taxes (if any) and sales load of $11,196 and $13,542 for the six months ended June 30, 1997 and 1996, respectively. These amounts are deducted from participant contributions and paid to CG Life in accordance with the contract. Mortality and expense risk charges, which generally range from 0.25% to 0.60%, depending on contract size, are also paid to CG Life.

5. Withdrawal of funds on terminated contracts is net of administrative charges of $7,760 and $9,857 for the six months ended June 30, 1997 and 1996, respectively. These amounts are paid to CG Life in accordance with the contract.

6. Contracts are sold primarily by persons who are insurance agents of or brokers for CG Life authorized by applicable law to sell life and other forms of personal insurance and who are similarly authorized to sell variable annuities. These persons are for the most part registered representatives of CIGNA Financial Advisors, Inc.

CG VARIABLE ANNUITY ACCOUNT I

Notes to
Financial Statements (Unaudited)
(Continued)

7. ACCUMULATION UNITS INFORMATION

                          SCHEDULE OF SELECTED PER-UNIT DATA
                          ----------------------------------
                                                   June 30,                    December 31,
                                                   --------   -------------------------------------------
Group Contracts:                                     1997       1996        1995        1994       1993
                                                   --------   --------    --------    --------   --------
   50 participants or more:

   Net asset value:
   ------------------------------------------
   Beginning of period                             $148.759    $121.763    $ 89.219    $ 88.848    $ 86.503
   End of period                                    179.009     148.759     121.763      89.219      88.848
                                                   --------    --------    --------    --------    --------
         Net increase in net asset
         value resulting from operations           $ 30.250    $ 26.996    $ 32.544    $  0.371    $  2.345
                                                   ========    ========    ========    ========    ========
   Accumulation units outstanding:
   ------------------------------------------
   End of period                                    228,373     238,436     261,172     308,233     353,129
                                                   ========    ========    ========    ========    ========
   Less than 50 participants:

   Net asset value:
   ------------------------------------------
   Beginning of period                             $138.631    $113.772    $ 83.580    $ 83.449    $ 81.459
   End of period                                    166.606     138.631     113.772      83.580      83.449
                                                   --------    --------    --------    --------    --------
         Net increase in net asset
         value resulting from operations           $ 27.975    $ 24.859    $ 30.192    $  0.131    $  1.990
                                                   ========    ========    ========    ========    ========
   Accumulation units outstanding:
   ------------------------------------------
   End of period                                     35,800      37,135      45,992      50,443      52,486
                                                   ========    ========    ========    ========    ========
   Tax-deferred annuity contracts
   issued after May 1, 1976:

   Net asset value:
   ------------------------------------------
   Beginning of period                             $122.149    $100.335    $ 73.775    $ 73.725    $ 72.031
   End of period                                    146.734     122.149     100.335      73.775      73.725
                                                   --------    --------    --------    --------    --------
         Net increase in net asset
         value resulting from operations           $ 24.585    $ 21.814    $ 26.560    $  0.050    $  1.694
                                                   ========    ========    ========    ========    ========
   Accumulation units outstanding:
   ------------------------------------------
   End of period                                     94,604      98,421     115,290     121,840     124,827
                                                   ========    ========    ========    ========    ========

CG VARIABLE ANNUITY ACCOUNT I

Notes to
Financial Statements (Unaudited)
(Continued)



7.  ACCUMULATION UNITS INFORMATION (Continued)

                          SCHEDULE OF SELECTED PER-UNIT DATA
                          ----------------------------------

                                                June 30,                     December 31,
                                                --------    ----------------------------------------------
Individual Contracts:                             1997        1996          1995        1994        1993
                                                --------    --------      --------    ---------  ---------
   Variable annuity contracts:

   Net asset value:
   ----------------------------------------
   Beginning of period                          $129.262    $106.339      $ 78.306    $ 78.370   $  76.684
   End of period                                 155.163     129.262       106.339      78.306      78.370
                                                --------    --------      --------    ---------  ---------
       Net increase (decrease) in net asset
       value resulting from operations          $ 25.901    $ 22.923      $ 28.033    $ (0.064)  $   1.686
                                                ========    ========      ========    =========  =========
   Accumulation units outstanding:
   ----------------------------------------
   End of period                                  17,859      18,959        19,685      23,011      30,646
                                                ========    ========      ========    =========  =========
   Flexible annuity contracts:

   Net asset value:
   ----------------------------------------
   Beginning of period                          $122.670    $101.272      $ 74.835    $ 75.158   $  73.800
   End of period                                 146.994     122.670       101.272      74.835      75.158
                                                --------    --------      --------    ---------  ---------
       Net increase (decrease) in net asset
       value resulting from operations          $ 24.324    $ 21.398      $ 26.437    $ (0.323)  $   1.358
                                                ========    ========      ========    =========  =========
   Accumulation units outstanding:
   ----------------------------------------
   End of period                                  16,629      16,652        17,502      19,687      22,970
                                                ========    ========      ========    =========  =========

8. DIVERSIFICATION REQUIREMENTS
 Under the provisions of Section 817(h) of the Internal Revenue Code (Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements, as set forth in regulations issued by the Secretary of the Treasury.

 The Secretary of Treasury has issued regulations under Section 817(h) of the Code. CG Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

CG VARIABLE ANNUITY ACCOUNT II

Statement of
Assets and Liabilities

Unaudited
June 30, 1997

ASSETS:
   Investment in CIGNA Variable Products S&P 500 Index Fund at
   net asset value, 495,410 shares at $14.94 per share (cost
   $6,347,633; unrealized appreciation $1,053,792)                   $ 7,401,425
                                                                     -----------

 Receivable from Connecticut General Life Insurance Company              321,191
                                                                     -----------
      Total assets                                                     7,722,616
                                                                     -----------

LIABILITIES:
      Total liabilities                                                      --
                                                                     -----------

NET ASSETS                                                           $ 7,722,616
                                                                     ===========

NET ASSETS REPRESENTED BY:

                                        Accumulation     Unit
                                            Units        Value
                                        ------------    -------
  Group contracts                            6,200       $158.881    $ 985,073

  Individual contracts:
    Variable annuity contracts               8,471        137.728    1,166,633
    Flexible annuity contracts              19,566        129.635    2,536,464

  Reserve for variable annuity contracts
    in distribution period                                           3,034,446
                                                                   -----------


                                                                   $ 7,722,616
                                                                   ===========

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT II

Statement of
Changes in Net Assets

Unaudited
Six months ended June 30, 1997


FROM OPERATIONS:
Investment loss-- net                                          $   (25,548)
Realized gain on investments-- net                                 198,572
Change in unrealized appreciation
   on investments -- net                                           997,129
                                                               -----------
Increase in net assets resulting
   from operations                                               1,170,153
                                                               -----------

FROM UNIT TRANSACTIONS:

Participant contributions-- net                                      2,796
Withdrawal of funds on terminated contracts-- net                  (21,928)
Annuity benefit distributions                                     (166,234)
Mortality guarantee adjustment                                     (87,587)
Equalization adjustment                                                 (8)
                                                               -----------
Decrease in net assets derived
   from unit transactions                                         (272,961)
                                                               -----------

INCREASE IN NET ASSETS                                             897,192


NET ASSETS:

Beginning of period                                              6,825,424
                                                               -----------

End of period                                                   $7,722,616
                                                               ===========

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT II

Statement of
Operations

Unaudited
Six months ended June 30, 1997

INVESTMENT LOSS:
   Dividends                                                         $    --
   Expenses:
      Mortality and expense risk                                         25,548
                                                                     ----------

   Investment Loss -- Net                                               (25,548)
                                                                     ----------

REALIZED GAIN ON INVESTMENTS:
   Proceeds from sale of shares                                         817,943
   Cost of shares sold                                                  619,371
                                                                     ----------
   Realized gain from security
      transactions -- net                                               198,572
   Capital gains distribution                                             --
                                                                     ----------
   Realized Gain on
      Investments -- Net                                                198,572
                                                                     ----------

UNREALIZED APPRECIATION ON INVESTMENTS:
   Beginning of period                                                   56,663

   End of period                                                      1,053,792
                                                                     ----------
   Change in Unrealized Appreciation
     on Investments -- Net                                              997,129
                                                                     ----------

INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS -- NET                                     $1,170,153
                                                                     ==========

RATIO OF NET INVESTMENT LOSS TO AVERAGE
NET ASSETS                                                               (.351%)

NUMBER OF ACCUMULATION UNITS OUTSTANDING
AT END OF PERIOD                                                         34,237



The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT II

Notes to
Financial Statements
(Unaudited)


The Account is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). These financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding fair market value and reserve assumptions, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements.

1. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

  A. The investment in CIGNA Variable Products S&P 500 Index Fund (Fund) shares is valued at the closing net asset value per share as determined by the Fund on June 30, 1997. The Fund was organized by CG Life in 1968.

  B. The amount of the reserve for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by CG Life, are offset by transfers to or from CG Life.

  C. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and income is recorded on the ex-dividend date. Cost of investments sold is determined on the basis of the last-in, first-out method.

  D. The operations of the Account are included in, and taxed as part of, CG Life's tax return, which is taxed as a life insurance company. Under Internal Revenue Code Section 817 there is no taxable income attributable to the Account.

2. Under the terms of the annuity contracts, the Individual participant can elect either a fixed or variable annuity benefit at retirement. The Group participant can elect either a fixed or variable annuity benefit during the accumulation phase and at retirement. The assets providing for the variable annuity benefit will be invested in the Fund, and the fixed annuity contract will be purchased from the Account's sponsor, CG Life. There were no transfers from accumulation period to distribution period during 1997 or 1996.

3. The cost of investments represents the accumulated cost of Fund shares purchased by the Account at net asset value with net participant contributions received and from reinvestment of all distributions made by the Fund.

4. Participant contributions are net of premium taxes (if any) and sales load of $166 and $207 for the six months ended June 30, 1997 and 1996, respectively. These amounts are deducted from participant contributions and paid to CG Life in accordance with the contract. Mortality and expense risk charges, which generally range from 0.25% to 0.50%, depending on contract size, are also paid to CG Life.

5. Withdrawal of funds on terminated contracts is net of administrative charges of $377 and $417 for the six months ended June 30, 1997 and 1996, respectively. These amounts are paid to CG Life in accordance with the contract.

6. Contracts are sold primarily by persons who are insurance agents of or brokers for CG Life authorized by applicable law to sell life and other forms of personal insurance and who are similarly authorized to sell variable annuities. These persons are for the most part registered representatives of CIGNA Financial Advisors, Inc.

CG VARIABLE ANNUITY ACCOUNT II

Notes to
Financial Statements (Unaudited)
(Continued)

7. ACCUMULATION UNITS INFORMATION


                             SCHEDULE OF SELECTED PER-UNIT DATA
                             ----------------------------------
                                                   June 30,                   December 31,
                                                  --------    --------------------------------------------
Group Contracts:                                    1997        1996       1995         1994       1993
                                                  --------    --------    --------    --------   ---------
   Net asset value:
   -----------------------------------
   Beginning of period                            $132.033    $108.072     $79.187     $78.857    $ 76.776
   End of period                                   158.881     132.033     108.072      79.187      78.857
                                                  --------    --------    --------    --------   ---------
       Net increase in net asset value
       resulting from operations                  $ 26.848    $ 23.961     $28.885     $ 0.330    $  2.081
                                                  ========    ========    ========    ========   =========
   Accumulation units outstanding:
   -----------------------------------
   End of period                                     6,200       6,185       6,864       6,819       6,987
                                                  ========    ========    ========    ========   =========

Individual Contracts:

   Variable annuity contracts:

   Net asset value:
   -----------------------------------
   Beginning of period                            $114.738   $  94.390     $69.507     $69.564    $ 68.068
   End of period                                   137.728     114.738      94.390      69.507      69.564
                                                  --------    --------    --------    --------   ---------
       Net increase (decrease) in net asset
       value resulting from operations            $ 22.990   $  20.348     $24.883     $(0.057)   $  1.496
                                                  ========    ========    ========    ========   =========

   Accumulation units outstanding:
   -----------------------------------
   End of period                                     8,471       8,484       8,566       8,823      11,050
                                                  ========    ========    ========    ========   =========

   Flexible annuity contracts:

   Net asset value:
   -----------------------------------
   Beginning of period                          $  108.183   $  89.312     $65.997     $66.282    $ 65.084
   End of period                                   129.635     108.183      89.312      65.997      66.282
                                                  --------    --------    --------    --------   ---------
       Net increase (decrease) in net asset
       value resulting from operations          $   21.452   $  18.871     $23.315     $(0.285)   $  1.198
                                                  ========    ========    ========    ========   =========
   Accumulation units outstanding:
   -----------------------------------
   End of period                                    19,566      22,410      26,647      27,762      30,391
                                                  ========    ========    ========    ========   =========


CG VARIABLE ANNUITY ACCOUNT II

Notes to
Financial Statements (Unaudited)
(Continued)

8. DIVERSIFICATION REQUIREMENTS
 Under the provisions of Section 817(h) of the Internal Revenue Code (Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements as set forth in regulations issued by the Secretary of the Treasury.

 The Secretary of Treasury has issued regulations under Section 817(h) of the Code. CG Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Pages 2-16 of the Semiannual Report to shareholders of CIGNA Variable Products S&P 500 Index Fund, a series of shares of CIGNA Variable Products Group (1933 Act File No. 33-20333 and 1940 Act File No. 811-05480), for the period ended June 30, 1997 which was electronically filed with the Securities and Exchange Commission on Form N-30D on August 21, 1997 is hereby incorporated by reference to this filing.

This report has been prepared for the information of participants of CG
Variable Annuity Accounts I & II pursuant to variable annuity contracts issued by Connecticut General Life Insurance Company and is not authorized for distribution to prospective investors unless preceded or accompanied by current prospectuses of both the annuity account under discussion and the CIGNA Variable Products S&P 500 Index Fund.

--------------------------------------------------------------------------------

CIGNA Variable Products S&P 500 Index Fund was organized by Connecticut General Life Insurance Company in 1968. The name of the Fund was changed in January 1996 from Companion Fund to CIGNA Variable Products S&P 500 Index Fund to better reflect the Fund's investment strategy. Both CIGNA Investments, Inc. and CIGNA Financial Advisors, Inc. are affiliates of Connecticut General Life Insurance Company.




CG Variable Annuity
Accounts I & II

CIGNA Variable Products
S&P 500 Index Fund

-----------------------

Semiannual Report

-----------------------

June 30, 1997

CG Flexible Annuity

CG Group Variable Annuity

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